Intangibles (Other intangibles) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 224,634	$ 307,394
Goodwill (Note 22)
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	0	58,094
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	219,589	240,765
Contractual vendor intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 5,045	$ 8,535